Business Developments ( Fair Values of the Assets and Liabilities - Danamon and DVB Bank SE) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Apr. 29, 2019	Mar. 31, 2022	Mar. 31, 2021	Feb. 18, 2020
Customer relationships
Business Developments [Line Items]
Weighted average amortization period, in years		6 years	21 years
Bank Danamon
Business Developments [Line Items]
Loans	¥ 1,086,638
Intangible assets	146,899
Total assets	1,728,480
Deposits—Total deposits	915,075
Total liabilities	¥ 1,242,115
Weighted average amortization period, in years	10 years 1 month 6 days
Bank Danamon | Customer relationships
Business Developments [Line Items]
Intangible assets	¥ 79,552
Weighted average amortization period, in years	13 years 2 months 12 days
Bank Danamon | Core deposit intangibles
Business Developments [Line Items]
Intangible assets	¥ 44,140
Weighted average amortization period, in years	13 years 1 month 6 days
DVB Bank SE finance division
Business Developments [Line Items]
Loans				¥ 515,933
Total assets				522,797
Total liabilities				¥ 138